Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Equity	SFr 1,391.8	SFr 1,074.5	SFr 969.5	SFr 848.4
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,210.0	1,140.8	1,105.1	1,044.0
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9	756.9
Statutory reserves
Disclosure of reserves within equity [line items]
Equity	53.9	42.3
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)	(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3	1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	406.7	349.1
Other reserves
Disclosure of reserves within equity [line items]
Equity	(4.0)	(9.8)	SFr 0.0	SFr (3.4)
Foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	(1.1)	(8.1)
Taxes on foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	(0.1)	0.0
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	(3.4)	(2.1)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 0.7	SFr 0.4